Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD CALIFORNIA TAX-FREE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 29, 2023
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2023